OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Operating lease liabilities	$ 5,029	$ 12,281
Income tax liabilities	14,156	12,414
Deferred revenue	0	504
Other non-current liabilities	81	40
Total	$ 19,266	$ 25,239